SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Basis of accounting

Basis of Presentation and Principles of Consolidation

The unaudited consolidated financial statements of the Company and its wholly-owned and majority-owned foreign and domestic subsidiaries are prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information. In the opinion of management, all adjustments necessary for a fair statement of the financial position and the results of operations for the periods presented have been included. These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company for the year ended November 25, 2012, included in the Annual Report on Form 10-K filed by the Company with the Securities and Exchange Commission (“SEC”) on February 7, 2013.

The unaudited consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions have been eliminated. Management believes the disclosures are adequate to make the information presented herein not misleading. The results of operations for the three months ended February 24, 2013, may not be indicative of the results to be expected for any other interim period or the year ending November 24, 2013.

The consolidated financial statements of the Company and its wholly-owned and majority-owned foreign and domestic subsidiaries are prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated. The Company is privately held primarily by descendants of the family of its founder, Levi Strauss, and their relatives.

Fiscal period

The Company’s fiscal year ends on the last Sunday of November in each year, although the fiscal years of certain foreign subsidiaries end on November 30. Each quarter of both fiscal years 2013 and 2012 consists of 13 weeks. All references to years relate to fiscal years rather than calendar years.

The Company’s fiscal year ends on the last Sunday of November in each year, although the fiscal years of certain foreign subsidiaries end on November 30. Each quarter of fiscal years 2012, 2011 and 2010 consists of 13 weeks. All references to years relate to fiscal years rather than calendar years.

Subsequent events	Subsequent events have been evaluated through the issuance date of these financial statements.	Subsequent events have been evaluated through the issuance date of these financial statements.
Use of estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the related notes to the consolidated financial statements. Estimates are based upon historical factors, current circumstances and the experience and judgment of the Company’s management. Management evaluates its estimates and assumptions on an ongoing basis and may employ outside experts to assist in its evaluations. Changes in such estimates, based on more accurate future information, or different assumptions or conditions, may affect amounts reported in future periods.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the related notes to the consolidated financial statements. Estimates are based upon historical factors, current circumstances and the experience and judgment of the Company’s management. Management evaluates its estimates and assumptions on an ongoing basis and may employ outside experts to assist in its evaluations. Changes in such estimates, based on more accurate future information, or different assumptions or conditions, may affect amounts reported in future periods.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

There have been no developments to recently issued accounting standards, including the expected dates of adoption and estimated effects on the Company’s consolidated financial statements, from those disclosed in the Company’s 2012 Annual Report on Form 10-K, except for the following:

First Quarter of 2015

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In March 2013, the FASB issued Accounting Standards Update No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity,” (“ASU 2013-05”). The objective of ASU 2013-05 is to resolve the diversity in practice regarding the release into net income of the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. The Company does not anticipate that the adoption of this standard will have a material impact on its consolidated financial statements, absent any material transactions involving the derecognition of subsidiaries or groups of assets within a foreign entity.

The following recently issued accounting standards have been grouped by their required effective dates for the Company:

First Quarter of 2013

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In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (“ASU 2011-12”) which deferred certain requirements within ASU 2011-05. All other requirements in ASU 2011-05 are to be applied retrospectively. The Company anticipates that the adoption of this ASU will materially change the presentation of its consolidated financial statements.

Second Quarter of 2013

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In February 2013, the FASB issued Accounting Standards Update No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” (“ASU 2013-02”). ASU 2013-02 finalizes the requirements of ASU 2011-05 that ASU 2011-12 deferred, clarifying how to report the effect of significant reclassifications out of accumulated other comprehensive income. ASU 2013-02 is to be applied prospectively. The Company does not anticipate that the adoption of this ASU will materially change the presentation of its consolidated financial statements.

First Quarter of 2014

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In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities,” (“ASU 2011-11”). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments. Entities are required to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The requirements of ASU 2011-11 are to be applied retrospectively. The Company anticipates that the adoption of this ASU will expand its consolidated financial statement footnote disclosures.

Cash and cash equivalents		The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at fair value.
Restricted cash

Restricted cash primarily relates to required cash deposits for customs and rental guarantees to support the Company’s international operations. As restricted cash is not material in any period presented, it is included in “Other current assets” and “Other non-current assets” on the consolidated balance sheets.

Accounts receivable, net

The Company extends credit to its wholesale customers that satisfy pre-defined credit criteria. Accounts receivable, which include receivables related to the Company’s net sales and licensing revenues, are recorded net of an allowance for doubtful accounts. The Company estimates the allowance for doubtful accounts based upon an analysis of the aging of accounts receivable at the date of the consolidated financial statements, assessments of collectability based on historic trends, customer-specific circumstances, and an evaluation of economic conditions. Actual write-off of receivables may differ from estimates due to changes in customer and economic circumstances.

Inventory valuation

The Company values inventories at the lower of cost or market value. Inventory cost is determined using the first-in first-out method. The Company includes product costs, labor and related overhead, sourcing costs, inbound freight, internal transfers, and the cost of operating its remaining manufacturing facilities, including the related depreciation expense, in the cost of inventories. The Company estimates quantities of slow-moving and obsolete inventory, by reviewing on-hand quantities, outstanding purchase obligations and forecasted sales. The Company determines inventory market values by estimating expected selling prices based on the Company’s historical recovery rates for slow-moving and obsolete inventory and other factors, such as market conditions, expected channel of distribution and current consumer preferences.

Income tax assets and liabilities

The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. The Company computes its provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. Significant judgments are required in order to determine the realizability of these deferred tax assets. In assessing the need for a valuation allowance, the Company’s management evaluates all significant available positive and negative evidence, including historical operating results, estimates of future taxable income and the existence of prudent and feasible tax planning strategies.

The Company continuously reviews issues raised in connection with all ongoing examinations and open tax years to evaluate the adequacy of its tax liabilities. The Company evaluates uncertain tax positions under a two-step approach. The first step is to evaluate the uncertain tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon examination based on its technical merits. The second step, for those positions that meet the recognition criteria, is to measure the tax benefit as the largest amount that is more than fifty percent likely to be realized. The Company believes that its recorded tax liabilities are adequate to cover all open tax years based on its assessment. This assessment relies on estimates and assumptions and involves significant judgments about future events. To the extent that the Company’s view as to the outcome of these matters change, the Company will adjust income tax expense in the period in which such determination is made. The Company classifies interest and penalties related to income taxes as income tax expense.

Property, plant and equipment

Property, plant and equipment are carried at cost, less accumulated depreciation. The cost is depreciated on a straight-line basis over the estimated useful lives of the related assets. Certain costs relating to internal-use software development are capitalized when incurred during the application development phase. Buildings are depreciated over 20 to 40 years, and leasehold improvements are depreciated over the lesser of the life of the improvement or the initial lease term. Machinery and equipment includes furniture and fixtures, automobiles and trucks, and networking communication equipment, and is depreciated over a range from three to 20 years. Capitalized internal-use software is depreciated over periods ranging from three to seven years.

Goodwill and Intangible Assets

Goodwill resulted primarily from a 1985 acquisition of the Company by Levi Strauss Associates Inc., a former parent company that was subsequently merged into the Company in 1996, and the Company’s 2009 acquisitions. Goodwill is not amortized; intangible assets are comprised of owned trademarks with indefinite useful lives which are not being amortized and acquired contractual rights and customers lists with finite lives which are being amortized over periods ranging from four to eight years.

Impairment

The Company reviews its goodwill and other non-amortized intangible assets for impairment annually in the fourth quarter of its fiscal year, or more frequently as warranted by events or changes in circumstances which indicate that the carrying amount may not be recoverable. The Company qualitatively assesses goodwill impairment for certain reporting units and impairment for other non-amortized intangible assets to determine whether it is more likely than not that the fair value of a reporting unit or other non-amortized intangible asset is less than its carrying amount. For goodwill and other non-amortized intangible assets not assessed qualitatively, a two-step quantitative approach is utilized. In the first step, the Company compares the carrying value of the reporting unit or applicable asset to its fair value, which the Company estimates using a discounted cash flow analysis or by comparison with the market values of similar assets. If the carrying amount of the reporting unit or asset exceeds its estimated fair value, the Company performs the second step, and determines the impairment loss, if any, as the excess of the carrying value of the goodwill or intangible asset over its fair value.

The Company reviews its other long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If the carrying amount of an asset exceeds the expected future undiscounted cash flows, the Company measures and records an impairment loss for the excess of the carrying value of the asset over its fair value.

To determine the fair value of impaired assets, the Company utilizes the valuation technique or techniques deemed most appropriate based on the nature of the impaired asset and the data available, which may include the use of quoted market prices, prices for similar assets or other valuation techniques such as discounted future cash flows or earnings.

Debt issuance costs

The Company capitalizes debt issuance costs, which are included in “Other non-current assets” in the Company’s consolidated balance sheets. Bond issuance costs are generally amortized utilizing the effective interest method whereas revolving credit facility issuance costs are amortized utilizing the straight-line method. Amortization of debt issuance costs is included in “Interest expense” in the consolidated statements of income.

Deferred rent

The Company is obligated under operating leases of property for manufacturing, finishing and distribution facilities, office space, retail stores and equipment. Rental expense relating to operating leases are recognized on a straight-line basis over the lease term after consideration of lease incentives and scheduled rent escalations beginning as of the date the Company takes physical possession or control of the property. Differences between rental expense and actual rental payments are recorded as deferred rent liabilities included in “Other accrued liabilities” and “Other long-term liabilities” on the consolidated balance sheets.

Fair value of financial instruments

The fair values of the Company’s financial instruments reflect the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value estimates presented in this report are based on information available to the Company as of November 25, 2012, and November 27, 2011.

The carrying values of cash and cash equivalents, trade receivables and short-term borrowings approximate fair value. The Company has estimated the fair value of its other financial instruments using the market and income approaches. Rabbi trust assets and forward foreign exchange contracts are carried at their fair values. The Company’s debt instruments are carried at historical cost and adjusted for amortization of premiums or discounts, foreign currency fluctuations and principal payments.

Pension and postretirement benefits

The Company has several non-contributory defined benefit retirement plans covering eligible employees. The Company also provides certain health care benefits for U.S. employees who meet age, participation and length of service requirements at retirement. In addition, the Company sponsors other retirement or post-employment plans for its foreign employees in accordance with local government programs and requirements. The Company retains the right to amend, curtail or discontinue any aspect of the plans, subject to local regulations.

The Company recognizes either an asset or a liability for any plan’s funded status in its consolidated balance sheets. The Company measures changes in funded status using actuarial models which utilize an attribution approach that generally spreads individual events either over the estimated service lives of the remaining employees in the plan, or, for plans where participants will not earn additional benefits by rendering future service – which, beginning in the second quarter of 2011, includes the Company’s U.S. plans – over the plan participants’ estimated remaining lives. The Company’s policy is to fund its retirement plans based upon actuarial recommendations and in accordance with applicable laws, income tax regulations and credit agreements. Net pension and postretirement benefit income or expense is generally determined using assumptions which include expected long-term rates of return on plan assets, discount rates, compensation rate increases and medical trend rates. The Company considers several factors including actual historical rates, expected rates and external data to determine the assumptions used in the actuarial models.

Pension benefits are primarily paid through trusts funded by the Company. The Company pays postretirement benefits to the healthcare service providers on behalf of the plan’s participants.

Employee incentive compensation

The Company maintains short-term and long-term employee incentive compensation plans. These plans are intended to reward eligible employees for their contributions to the Company’s short-term and long-term success. Provisions for employee incentive compensation are recorded in “Accrued salaries, wages and employee benefits” and “Long-term employee related benefits” in the Company’s consolidated balance sheets. The Company accrues the related compensation expense over the period of the plan and changes in the liabilities for these incentive plans generally correlate with the Company’s financial results and projected future financial performance.

Stock-based compensation

The Company has stock-based incentive plans which reward certain employees and directors with cash or equity. Compensation cost for these awards is estimated based on the number of awards that are expected to vest. Compensation cost for equity awards is measured based on the fair value at the grant date, while liability award expense is measured and adjusted based on the fair value at the end of each quarter. No compensation cost is ultimately recognized for awards which are unvested and forfeited at an employees’ termination date or for liability awards which are out-of-the-money at the award expiration date. Compensation cost is recognized on a straight-line basis over the period that an employee provides service for that award, which generally is the vesting period.

The Company’s common stock is not listed on any established stock exchange. Accordingly, the stock’s fair market value is determined by the Board based upon a valuation performed by an independent third-party, Evercore Group LLC (“Evercore”). Determining the fair value of the Company’s stock requires complex judgments. The valuation process includes comparison of the Company’s historical and estimated future financial results with selected publicly-traded companies and application of an appropriate discount for the illiquidity of the stock to derive the fair value of the stock. The Company uses this valuation for, among other things, making determinations under its stock-based compensation plans, such as the grant date fair value of awards.

The fair value of equity awards granted to employees is estimated on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions including volatility. Due to the fact that the Company’s common stock is not publicly traded, the computation of expected volatility is based on the average of the historical and implied volatilities, over the expected life of the awards, of comparable companies from a representative peer group of publicly-traded entities, selected based on industry and financial attributes. Other assumptions include expected life, risk-free rate of interest and dividend yield. Expected life prior to 2012 was computed using the simplified method. Beginning with the 2012 equity awards, the expected life is derived based on historical experience and expected future post-vesting termination and exercise patterns. The risk-free interest rate is based on zero coupon U.S. Treasury bond rates corresponding to the expected life of the awards. Dividend assumptions are based on historical experience.

The fair value of equity awards granted to directors is based on the fair value of the common stock at the date of grant. The fair value of liability awards granted to employees is also based on the Black-Scholes option pricing model and is calculated based on the common stock value and assumptions at each quarter end.

Due to the job function of the award recipients, the Company has included stock-based compensation cost in “Selling, general and administrative expenses” in the consolidated statements of income.

Self-insurance

The Company self-insures, up to certain limits, workers’ compensation risk and employee and eligible retiree medical health benefits. The Company carries insurance policies covering claim exposures which exceed predefined amounts, per occurrence and/or in the aggregate, for workers’ compensation claims and for the medical claims of active employees as well as those salaried retirees who retired after June 1, 2001. Accruals for losses are made based on the Company’s claims experience and actuarial assumptions followed in the insurance industry, including provisions for incurred but not reported losses.

Derivative financial instruments and hedging activities

The Company recognizes all derivatives as assets and liabilities at their fair values. The Company uses derivatives to manage exposures that are sensitive to changes in market conditions, such as foreign currency risk. Additionally, some of the Company’s contracts contain provisions that are accounted for as embedded derivative instruments. The Company does not designate its derivative instruments for hedge accounting; changes in the fair values of these instruments are recorded in “Other income (expense), net” in the Company’s consolidated statements of income.

The non-derivative instruments the Company designates and that qualify for hedge accounting treatment hedge the Company’s net investment position in certain of its foreign subsidiaries. For these instruments, the Company documents the hedge designation by identifying the hedging instrument, the nature of the risk being hedged and the approach for measuring hedge effectiveness. The ineffective portions of these hedges are recorded in “Other income (expense), net” in the Company’s consolidated statements of income. The effective portions of these hedges are recorded in “Accumulated other comprehensive loss” in the Company’s consolidated balance sheets and are not reclassified to earnings until the related net investment position has been liquidated.

Foreign currency

The functional currency for most of the Company’s foreign operations is the applicable local currency. For those operations, assets and liabilities are translated into U.S. Dollars using period-end exchange rates, income and expenses are translated at average monthly exchange rates, and equity accounts are translated at historical rates. Net changes resulting from such translations are recorded as a component of translation adjustments in “Accumulated other comprehensive income (loss)” in the Company’s consolidated balance sheets.

Foreign currency transactions are transactions denominated in a currency other than the entity’s functional currency. At each balance sheet date, each entity remeasures the recorded balances related to foreign-currency transactions using the period-end exchange rate. Gains or losses arising from the remeasurement of these balances are recorded in “Other income (expense), net” in the Company’s consolidated statements of income. In addition, at the settlement date of foreign currency transactions, foreign currency gains and losses are recorded in “Other income (expense), net” in the Company’s consolidated statements of income to reflect the difference between the rate effective at the settlement date and the historical rate at which the transaction was originally recorded.

Revenue recognition

Net sales is primarily comprised of sales of products to wholesale customers, including franchised stores, and direct sales to consumers at the Company’s company-operated and online stores and at the Company’s company-operated shop-in-shops located within department stores. The Company recognizes revenue on sale of product when the goods are shipped or delivered and title to the goods passes to the customer provided that: there are no uncertainties regarding customer acceptance; persuasive evidence of an arrangement exists; the sales price is fixed or determinable; and collectability is reasonably assured. The revenue is recorded net of an allowance for estimated returns, discounts and retailer promotions and other similar incentives. Licensing revenues from the use of the Company’s trademarks in connection with the manufacturing, advertising, and distribution of trademarked products by third-party licensees are earned and recognized as products are sold by licensees based on royalty rates set forth in the licensing agreements.

The Company recognizes allowances for estimated returns in the period in which the related sale is recorded. The Company recognizes allowances for estimated discounts, retailer promotions and other similar incentives at the later of the period in which the related sale is recorded or the period in which the sales incentive is offered to the customer. The Company estimates non-volume based allowances based on historical rates as well as customer and product-specific circumstances. Sales and value-added taxes collected from customers and remitted to governmental authorities are presented on a net basis in the consolidated statements of income.

Cost goods sold

Cost of goods sold includes the expenses incurred to acquire and produce inventory for sale, including product costs, labor and related overhead, sourcing costs, inbound freight, internal transfers, and the cost of operating the Company’s remaining manufacturing facilities, including the related depreciation expense. Costs relating to the Company’s licensing activities are included in “Selling, general and administrative expenses” in the consolidated statements of income.

Selling, general and administrative expenses

Selling, general and administrative expenses are primarily comprised of costs relating to advertising, marketing, selling, distribution, information technology and other corporate functions. Selling costs include all occupancy costs associated with company-operated stores and with the Company’s company-operated shop-in-shops located within department stores. The Company expenses advertising costs as incurred. For 2012, 2011 and 2010, total advertising expense was $260.4 million, $313.8 million and $327.8 million, respectively. Distribution costs include costs related to receiving and inspection at distribution centers, warehousing, shipping to the Company’s customers, handling and certain other activities associated with the Company’s distribution network. These expenses totaled $186.7 million, $183.9 million and $185.1 million for 2012, 2011 and 2010, respectively.